Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Schedule of Estimated Fair Values of Recognized Financial Instruments

The estimated fair values of recognized financial instruments as of December 31 were as follows:

	2017
(Dollars in thousands)	Carrying Value	Level I	Level II	Level III	Total Fair Value

Financial assets
Cash and cash equivalents	$36,420	$36,420	$–	$–	$36,420
Securities available-for-sale	97,752	1,087	96,665	–	97,752
Securities held-to-maturity	25,758	–	25,491	–	25,491
Restricted stock	4,614	N/A	N/A	N/A	N/A
Loans held for sale	246	246	–	–	246
Net loans	511,226	–	–	513,106	513,106
Bank-owned life insurance	13,218	13,218	–	–	13,218
Accrued interest receivable	1,545	1,545	–	–	1,545
Mortgage servicing rights	270	–	–	270	270
Financial liabilities
Deposits	$583,259	$473,467	$–	$110,224	$583,691
Short-term borrowings	39,480	39,480	–	–	39,480
Other borrowings	11,409	–	–	10,365	10,365
Accrued interest payable	90	90	–	–	90

	2016
(Dollars in thousands)	Carrying Value	Level I	Level II	Level III	Total Fair Value

Financial assets
Cash and cash equivalents	$36,838	$36,838	$–	$–	$36,838
Securities available-for-sale	103,875	1,081	102,794	–	103,875
Securities held-to-maturity	23,883	–	23,444	–	23,444
Restricted stock	4,614	N/A	N/A	N/A	N/A
Net loans	470,158	–	–	471,815	471,815
Bank-owned life insurance	10,361	10,361	–	–	10,361
Accrued interest receivable	1,409	1,409	–	–	1,409
Mortgage servicing rights	261	–	–	261	261
Financial liabilities
Deposits	$540,785	$428,676	$–	$112,642	$541,318
Short-term borrowings	48,742	48,742	–	–	48,742
Other borrowings	12,385	–	–	12,511	12,511
Accrued interest payable	76	76	–	–	76